Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

Note 9:- warrant liabilities

a.	In 2019, the Company issued warrants to purchase a number of convertible Series B-1 preferred shares, for an aggregate exercise price of $550. As a result of the Merger and the related Recapitalization in October 2021, the warrants were amended to be convertible into the Company’s ordinary shares. The Company classified the warrants as freestanding and treated as liability pursuant to ASC 480 and remeasured every reporting period with any change to fair value recorded within financial expenses in the statements of operations.

In 2023, the Company received an exercise notice from the holder of the cashless exercise of the entire 227,959 warrants into 106,414 ordinary shares. Following completion of the required documentation from the holder, which was provided in 2025, the Company issued 106,414 ordinary shares to the holder in 2025 and the unexercised warrants were cancelled.

b.	As a result of the October 2021 Merger with ITAC, the Company assumed a derivative warrant liability related to 3,112,080 private placement warrants assumed by the Company.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants and the convertible warrants (hereinafter: the “warrants”) and are considered a

Level 3 fair value measurement. Black-Scholes option pricing model takes into consideration certain parameters in computation of the fair value of the warrants which the significant parameter is expected volatility. The Company computed a sensitivity analysis of the fair value to changes of the expected volatility. As of December 31, 2025, the volatility impact of +/-5% on the warrants’ fair value is approximately $11.

The warrants are measured at each reporting period, with changes in fair value recognized in the statement of operations. During 2025, 2024 and 2023, the Company recognized $297, $447 and $756, respectively, with respect to those warrants as a finance income.